UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1444


                               Value Equity Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Large Company Value Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                  Value ($)
                                                                                     ---------------------------------------


Common Stocks 97.1%
Consumer Discretionary 9.9%
Hotels Restaurants & Leisure 1.1%
McDonald's Corp.                                                                          628,100                18,309,115
                                                                                                               ------------
Multiline Retail 2.8%
Family Dollar Stores, Inc.                                                              1,004,500                29,682,975
The May Department Stores Co.                                                             740,000                19,284,400
                                                                                                               ------------
                                                                                                                 48,967,375

Specialty Retail 6.0%
Limited Brands                                                                          1,919,900                47,575,122
Lowe's Companies, Inc.                                                                    539,600                30,368,688
Sherwin-Williams Co.                                                                      607,500                25,952,400
                                                                                                               ------------
                                                                                                                103,896,210

Consumer Staples 6.0%
Food Products 4.9%
ConAgra Foods, Inc.                                                                       955,100                25,214,640
General Mills, Inc.                                                                       582,000                25,753,500
Sara Lee Corp.                                                                          1,400,900                32,612,952
                                                                                                               ------------
                                                                                                                 83,581,092

Household Products 1.1%
Kimberly-Clark Corp.                                                                      319,000                19,034,730
                                                                                                               ------------
Energy 7.4%
Oil & Gas
BP PLC (ADR)                                                                              376,500                21,931,125
ChevronTexaco Corp.                                                                       319,300                16,942,058
ConocoPhillips                                                                            144,256                12,162,223
ExxonMobil Corp.                                                                        1,012,130                49,817,039
Royal Dutch Petroleum Co. (NY shares)                                                     496,400                26,924,736
                                                                                                               ------------
                                                                                                                127,777,181

Financials 29.6%
Banks 16.1%
AmSouth Bancorp.                                                                        1,062,700                28,044,653
Bank of America Corp.                                                                   1,053,252                47,175,157
BB&T Corp.                                                                                430,000                17,677,300
National City Corp.                                                                       819,100                31,920,327
PNC Financial Services Group                                                              875,800                45,804,340
SunTrust Banks, Inc.                                                                      288,400                20,297,592
US Bancorp.                                                                             1,488,200                42,577,402
Wachovia Corp.                                                                            904,500                44,510,445
                                                                                                               ------------
                                                                                                                278,007,216

Capital Markets 3.8%
Bear Stearns Companies, Inc.                                                              298,400                28,273,400
Merrill Lynch & Co., Inc.                                                                 506,400                27,315,216
Morgan Stanley                                                                            190,000                 9,707,100
                                                                                                               ------------
                                                                                                                 65,295,716

Diversified Financial Services 7.8%
Citigroup, Inc.                                                                         1,099,130                48,768,398
Fannie Mae                                                                                251,300                17,628,695
Freddie Mac                                                                               272,900                18,175,140
JPMorgan Chase & Co.                                                                    1,313,260                50,691,836
                                                                                                               ------------
                                                                                                                135,264,069

Insurance 1.9%
Allstate Corp.                                                                            179,400                 8,627,346
American International Group, Inc.                                                        396,300                24,059,373
                                                                                                               ------------
                                                                                                                 32,686,719

Health Care 11.8%
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.                                                              1,284,100                39,498,916
Waters Corp.*                                                                             306,200                12,642,998
                                                                                                               ------------
                                                                                                                 52,141,914

Pharmaceuticals 8.8%
Abbott Laboratories                                                                       697,300                29,725,899
Bristol-Myers Squibb Co. (c)                                                            1,771,100                41,496,873
Johnson & Johnson                                                                         523,300                30,550,254
Pfizer, Inc.                                                                              746,914                21,623,161
Wyeth                                                                                     713,300                28,282,345
                                                                                                               ------------
                                                                                                                151,678,532

Industrials 10.3%
Aerospace & Defense 2.2%
Honeywell International, Inc.                                                           1,143,800                38,523,184
                                                                                                               ------------
Commercial Services & Supplies 1.9%
Avery Dennison Corp.                                                                      345,700                21,032,388
Pitney Bowes, Inc.                                                                        279,000                12,206,250
                                                                                                               ------------
                                                                                                                 33,238,638

Electrical Equipment 1.3%
Emerson Electric Co.                                                                      334,700                21,437,535
                                                                                                               ------------
Industrial Conglomerates 4.9%
General Electric Co.                                                                    1,468,200                50,094,984
Textron, Inc.                                                                             505,100                34,422,565
                                                                                                               ------------
                                                                                                                 84,517,549

Information Technology 14.7%
Communications Equipment 1.6%
Nokia Oyj (ADR)                                                                         1,780,000                27,447,600
                                                                                                               ------------
Computers & Peripherals 3.8%
Hewlett-Packard Co.                                                                     1,397,100                26,069,886
International Business Machines Corp.                                                     448,100                40,216,975
                                                                                                               ------------
                                                                                                                 66,286,861

IT Consulting & Services 2.4%
Automatic Data Processing, Inc.                                                           948,500                41,155,415

Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc.*                                                                1,362,100                21,929,810
Intel Corp.                                                                             1,875,700                41,753,082
Texas Instruments, Inc.                                                                 1,017,500                24,877,875
                                                                                                               ------------
                                                                                                                 88,560,767

Software 1.8%
Microsoft Corp.                                                                         1,093,600                30,609,864
                                                                                                               ------------
Materials 6.6%
Chemicals 2.4%
Air Products & Chemicals, Inc.                                                            550,500                29,275,590
Dow Chemical Co.                                                                          274,700                12,345,018
                                                                                                               ------------
                                                                                                                 41,620,608

Containers & Packaging 2.5%
Sonoco Products Co.                                                                     1,607,300                42,834,545
                                                                                                               ------------
Metals & Mining 1.7%
Alcoa, Inc.                                                                               907,200                29,484,000
                                                                                                               ------------
Telecommunication Services 0.8%
Diversified Telecommunication Services
SBC Communications, Inc.                                                                  542,000                13,690,920
                                                                                                               ------------

Total Common Stocks (Cost $1,365,264,196)                                                                     1,676,047,355
                                                                                                               ------------
Securities Lending Collateral 0.3%

Daily Assets Fund Institutional 1.80% (b)(d)
(Cost $4,347,500)                                                                       4,347,500                 4,347,500

Cash Equivalents 3.2%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $55,991,369)                                                                     55,991,369                55,991,369
                                                                                                               ------------

                                                                                             % of
                                                                                                Net Assets         Value ($)

Total Investment Portfolio  (Cost $1,425,603,065)                                           100.6             1,736,386,224
Other Assets and Liabilities, Net                                                            -0.6               -10,250,827
                                                                                                               ------------
Net Assets                                                                                  100.0             1,726,135,397
                                                                                                             ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $4,175,339, which is 0.2% of total net assets.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipt.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Company Value Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Large Company Value Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004